Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term	$ 736,523	$ 740,556
Total deposits	1,446,786	1,409,531
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	219,237	205,714
Notice	55,622	62,845
Term	244,313	253,580
Total deposits	519,172	522,139
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	405,325	369,943
Notice	20,220	20,157
Term	468,028	449,570
Total deposits	893,573	839,670
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	9,859	9,675
Notice		641
Term	24,182	37,406
Total deposits	34,041	47,722
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	634,421	585,332
Notice	75,842	83,643
Term	736,523	740,556
Total deposits	1,446,786	1,409,531
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	153,998	144,712
Notice	8,914	7,164
Term	226	203
Total deposits	163,138	152,079
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	377,070	355,221
Notice	16,939	14,468
Term	578,646	594,066
Total deposits	972,655	963,755
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	35,619	38,520
Total deposits	35,619	38,520
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	47,675	28,389
Notice	49,106	61,087
Term	68,428	75,933
Total deposits	165,209	165,409
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	164	11
Total deposits	164	11
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,029	5,013
Notice	779	851
Term	65,797	53,295
Total deposits	72,605	59,159
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,010	7,758
Total deposits	8,010	7,758
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,856	5,708
Notice	104	73
Term	23,426	17,059
Total deposits	$ 29,386	$ 22,840